Property and Equipment - Summary of Property and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Balance, beginning	$ 736,274	$ 598,923
Additions	73,377	235,550
Disposals	(21,612)	(55,761)
Foreign currency adjustments	19,613	(42,438)
Balance, ending	807,652	736,274
Accumulated Depreciation
Balance, beginning	292,810	248,128
Depreciation	112,883	110,103
Disposals	(16,766)	(48,882)
Foreign currency adjustments	9,138	(16,539)
Balance, ending	398,065	292,810
Net Book Value	409,587	443,464
Computers [Member]
Cost
Balance, beginning	70,578	101,754
Additions	18,534	20,279
Disposals	(5,488)	(47,603)
Foreign currency adjustments	2,001	(3,852)
Balance, ending	85,625	70,578
Accumulated Depreciation
Balance, beginning	42,505	71,187
Depreciation	17,612	17,153
Disposals	(5,162)	(43,540)
Foreign currency adjustments	1,226	(2,295)
Balance, ending	56,181	42,505
Net Book Value	29,444	28,073
Office furniture and equipment [Member]
Cost
Balance, beginning	66,399	73,267
Additions		5,551
Disposals		(8,158)
Foreign currency adjustments	1,597	(4,261)
Balance, ending	67,996	66,399
Accumulated Depreciation
Balance, beginning	44,026	46,965
Depreciation	4,492	5,256
Disposals		(5,342)
Foreign currency adjustments	1,149	(2,853)
Balance, ending	49,667	44,026
Net Book Value	18,329	22,373
Leasehold Improvements [Member]
Cost
Balance, beginning	125,744	134,333
Foreign currency adjustments	3,023	(8,589)
Balance, ending	128,767	125,744
Accumulated Depreciation
Balance, beginning	99,301	91,345
Depreciation	13,849	14,366
Foreign currency adjustments	2,666	(6,410)
Balance, ending	115,816	99,301
Net Book Value	12,951	26,443
Lab Equipment [Member]
Cost
Balance, beginning	473,553	289,569
Additions	54,843	209,720
Disposals	(16,124)
Foreign currency adjustments	12,992	(25,736)
Balance, ending	525,264	473,553
Accumulated Depreciation
Balance, beginning	106,978	38,631
Depreciation	76,930	73,328
Disposals	(11,604)
Foreign currency adjustments	4,097	(4,981)
Balance, ending	176,401	106,978
Net Book Value	$ 348,863	$ 366,575